Severance Indemnities and Pension Plans (Reconciliation of Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level3)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015		Mar. 31, 2014
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		¥ 2,004,329
Fair value of plan assets at end of fiscal year		2,305,093		¥ 2,004,329
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year	[1]	18,304
Fair value of plan assets at end of fiscal year	[1]	19,175		18,304
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		715,644
Fair value of plan assets at end of fiscal year		822,127		715,644
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		98,984
Fair value of plan assets at end of fiscal year		113,179		98,984
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		175,551
Fair value of plan assets at end of fiscal year		187,747		175,551
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		107,716
Fair value of plan assets at end of fiscal year		117,702		107,716
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		368,095		233,081
Fair value of plan assets at end of fiscal year		451,993		368,095
Foreign Offices and Subsidiaries, Pension Benefits [Member] | Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year	[1]	52,463
Fair value of plan assets at end of fiscal year	[1]	69,991		52,463
Foreign Offices and Subsidiaries, Pension Benefits [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year	[2]	269,480
Fair value of plan assets at end of fiscal year	[2]	311,588		269,480
Foreign Offices and Subsidiaries, Pension Benefits [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		8,194
Fair value of plan assets at end of fiscal year		15,202		8,194
Level 3 [Member] | Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		56,771		61,611
Defined benefit plan, Realized gains (losses)		(611)		(2,620)
Defined benefit plan, Unrealized gains (losses)		4,808		1,779
Defined benefit plan, Purchase, sales and settlements		(2,436)		(3,949)
Defined benefit plan, Transfer into Level 3		743
Defined benefit plan, Transfer out of Level 3		(40)		(50)
Fair value of plan assets at end of fiscal year		59,235		56,771
Level 3 [Member] | Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		5,983	[1]	6,134
Defined benefit plan, Realized gains (losses)		(2)		(4)
Defined benefit plan, Unrealized gains (losses)		92		(85)
Defined benefit plan, Purchase, sales and settlements		(85)		(12)
Defined benefit plan, Transfer out of Level 3		(40)		(50)
Fair value of plan assets at end of fiscal year	[1]	5,948		5,983
Level 3 [Member] | Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		7,342		6,846
Defined benefit plan, Unrealized gains (losses)		1,020		483
Defined benefit plan, Purchase, sales and settlements		241		13
Fair value of plan assets at end of fiscal year		8,603		7,342
Level 3 [Member] | Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		7,342		6,846
Defined benefit plan, Unrealized gains (losses)		1,020		483
Defined benefit plan, Purchase, sales and settlements		241		13
Fair value of plan assets at end of fiscal year		8,603		7,342
Level 3 [Member] | Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		43,446		48,631
Defined benefit plan, Realized gains (losses)		(609)		(2,616)
Defined benefit plan, Unrealized gains (losses)		3,696		1,381
Defined benefit plan, Purchase, sales and settlements		(2,592)		(3,950)
Defined benefit plan, Transfer into Level 3		743
Fair value of plan assets at end of fiscal year		44,684		43,446
Level 3 [Member] | Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		29,641		16,469
Defined benefit plan, Realized gains (losses)		158		11
Defined benefit plan, Unrealized gains (losses)		8,478		7,552
Defined benefit plan, Purchase, sales and settlements		168		5,609
Fair value of plan assets at end of fiscal year		38,445		29,641
Level 3 [Member] | Foreign Offices and Subsidiaries, Pension Benefits [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		26,740		14,486
Defined benefit plan, Unrealized gains (losses)		7,343		6,688
Defined benefit plan, Purchase, sales and settlements		54		5,566
Fair value of plan assets at end of fiscal year		34,137		26,740
Level 3 [Member] | Foreign Offices and Subsidiaries, Pension Benefits [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		2,901		1,983
Defined benefit plan, Realized gains (losses)		158		11
Defined benefit plan, Unrealized gains (losses)		1,135		864
Defined benefit plan, Purchase, sales and settlements		114		43
Fair value of plan assets at end of fiscal year		¥ 4,308		¥ 2,901

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥401 million (0.02% of plan assets) and ¥784 million (0.03% of plan assets) to the pension benefits and SIPs at March 31, 2014 and 2015, respectively.
[2]	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥148,360 million of mutual funds and ¥25,486 million of real estate funds, and of ¥171,395 million of mutual funds and ¥32,554 million of real estate funds, which were held by MUAH at December 31, 2013 and 2014, respectively.